Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000226678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226678 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000226678 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000226678 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[1]
C000226678 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[1]
C000226678 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[1]
C000226678 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[1]
C000226678 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226678 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000226678 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000226678 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226678 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000226678 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000226678 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226678 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000226678 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000226678 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193689 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000193689 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000193689 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[2]
C000193689 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[2]
C000193689 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[2]
C000193689 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[2]
C000193689 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193689 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193689 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000193689 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193689 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000193689 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193689 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193689 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193689 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193689 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193690 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000193690 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000193690 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000193690 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[3]
C000193690 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[3]
C000193690 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[3]
C000193690 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000193690 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[3]
C000193690 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[3]
C000193690 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000193690 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193690 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193690 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000193690 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193690 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193690 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193690 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193690 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193690 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193690 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000213075 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000213075 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000213075 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000213075 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[4]
C000213075 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[4]
C000213075 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[4]
C000213075 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000213075 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000213075 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[4]
C000213075 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000213075 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000213075 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213075 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000213075 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000213075 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213075 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213075 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213075 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213075 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213075 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000193691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193691 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000193691 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193692 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193692 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000193692 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193692 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193692 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193692 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000193692 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193692 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000193692 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193692 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193692 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000213076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000213076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000213076 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000213076 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.